UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SMH Capital Advisors Inc.
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-10258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Anderson
Title:     Director of Compliance
Phone:     713-224-3100

Signature, Place, and Date of Signing:

     /s/  Thomas J. Anderson     Houston, TX     May 11, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $55,125 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAPITAL STRATEGIES    COM              024937104     2566    57900 SH       SOLE                        0        0    57900
APOLLO INVT CORP               COM              03761U106     2766   129259 SH       SOLE                        0        0   129259
BANK OF AMERICA CORPORATION    COM              060505104     2134    41832 SH       SOLE                        0        0    41832
ENERPLUS RES FD                UNIT TR G NEW    29274D604     2386    56512 SH       SOLE                        0        0    56512
GENERAL DYNAMICS CORP          COM              369550108      209     2734 SH       SOLE                        0        0     2734
GLADSTONE COML CORP            COM              376536108     1352    67427 SH       SOLE                        0        0    67427
GLADSTONE INVT CORP            COM              376546107     1034    69549 SH       SOLE                        0        0    69549
MAGNA ENTMT CORP               NOTE 7.250%12/1  559211AC1    19515 25577000 PRN      SOLE                        0        0 25577000
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268ah1      435   450000 PRN      SOLE                        0        0   450000
OVERSTOCK COM INC DEL          NOTE 3.750%12/0  690370ab7      186   250000 PRN      SOLE                        0        0   250000
PENN WEST ENERGY TR            TR UNIT          707885109      814    27707 SH       SOLE                        0        0    27707
PFIZER INC                     COM              717081103     1820    72064 SH       SOLE                        0        0    72064
PMC COML TR                    SH BEN INT       693434102     1086    74154 SH       SOLE                        0        0    74154
PRECISION DRILLING TR          TR UNIT          740215108      210     9200 SH       SOLE                        0        0     9200
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3       72    83000 PRN      SOLE                        0        0    83000
SPACEHAB INC                   NOTE 5.500%10/1  846243AD5    14120 30305000 PRN      SOLE                        0        0 30305000
SPACEHAB INC                   NOTE 8.000%10/1  846243AC7       12    13000 PRN      SOLE                        0        0    13000
TECHNOLOGY INVT CAP CORP       COM              878717305     4408   260694 SH       SOLE                        0        0   260694